Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2015 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2015 Fund - Class A
Expense Example:
1 year	$ 650
3 years	810
5 years	983
10 years	1,486
Fidelity Advisor Freedom 2015 Fund - Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,621
Fidelity Advisor Freedom 2015 Fund - Class M
Expense Example:
1 year	451
3 years	666
5 years	899
10 years	1,565
Fidelity Advisor Freedom 2015 Fund - Class I
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Fidelity Advisor Freedom 2015 Fund - Class Z
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	$ 579